Related-Party Transactions - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
General and administrative expenses	$ 17,816	$ 14,514	$ 12,508
Affiliates | Office Space Leases
Related Party Transaction [Line Items]
Rent expense	27	32	29
Allianz Life
Related Party Transaction [Line Items]
Service fee	9,437	8,368	6,454
Accrued service fee	839	948
Line of credit facility, amount outstanding	0	0
Line of credit facility, amount borrowed	0	0
Related Party Transactions
Related Party Transaction [Line Items]
General and administrative expenses	1,115	1,182	1,109
Payable to affiliates	181	97
Affiliated companies
Related Party Transaction [Line Items]
Service fee	272	212	199
Accrued service fee	22	22
Allianz Life Insurance Financial Service
Related Party Transaction [Line Items]
Related party transaction, commission expense	23,410	24,771	22,493
Expense in Other liabilities	1,771	1,613
Related party transaction, revenue from related party	4,332	3,860	3,109
Related party transaction, expenses from related party	$ 4,198	$ 1,454	$ 1,656